Average Annual Total Returns (Delaware Tax-Free Pennsylvania Fund)	0 Months Ended
Jun. 28, 2011
Class A
Average Annual Return:
1 Year	(2.30%)
5 Years	2.66%
10 Years	4.06%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	(2.45%)
5 Years	2.59%
10 Years	4.02%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.17%
5 Years	2.89%
10 Years	4.12%
Class B
Average Annual Return:
1 Year	(2.35%)
5 Years	2.59%
10 Years	3.89%
Class C
Average Annual Return:
1 Year	0.42%
5 Years	2.82%
10 Years	3.73%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%